CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

		Consolidated
	12/31/2025	12/31/2024
Cash and banks
In Brazil	1,178,037	701,494
Abroad	5,626,095	13,318,603
	6,804,132	14,020,097

Financial investments
In Brazil	5,509,312	7,688,051
Abroad	2,107,578	1,602,049
	7,616,890	9,290,100
	14,421,022	23,310,197